TIAA SEPARATE ACCOUNT VA-1

SUPPLEMENT NO. 2

dated August 6, 2010

to the May 1, 2010 Statement of Additional Information (“SAI”)

OFFICER INFORMATION

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Separate Account” beginning on page B-15 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience
Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President of Shared Services (since 2010) and Technology & Operations (2010) of TIAA, Advisors and Investment Management, and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006); Executive Vice President and Chief Information Officer, Bank One Corporation (1994–2000); and Head of Worldwide Engineering Systems, Xerox (1991–1994).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand and, previously, Vice President of Investor Relations at AT&T (1996–2005).

References and information related to Mary (Maliz) E. Beams, I. Steven Goldstein and Bertram L. Scott are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Separate Account” beginning on page B-15 of the SAI.

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